BORROWINGS AND OTHER FINANCING ARRANGEMENTS - Schedule of Bank Borrowings (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
BORROWINGS AND OTHER FINANCING ARRANGEMENTS
Long-term borrowings, current portion	$ 1,007,886
Long-term borrowings	22,518,272	$ 61,510
Total borrowings from bank and other third parties	$ 23,526,158	$ 61,510